Stock Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be granted	48,822,217
Closing stock price	$ 29.65
Weighted-average grant date fair value, per share	$ 24.34
Total fair value, stock vested	$ 56	$ 33	$ 46
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be granted	47,880,823
2010 Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares issuable under the stock compensation plan	50,000,000
Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be granted	658,731
Directors Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares issuable under the stock compensation plan	1,000,000
Restricted And Deferred Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	37	110	87
Vesting period, in years	three
Pre-tax compensation expense	47	44	61
Deferred tax benefit	18	16	24
Unamortized compensation expense	67
Weighted-average period of recognition, in years	2
Weighted-average grant date fair value	$ 54	$ 53	$ 95
Weighted-average grant date fair value, per share	$ 24.34	$ 19.90	$ 16.71